Goodwill	12 Months Ended
Dec. 31, 2019
Disclosure Text Block Supplement [Abstract]
Goodwill Disclosure [Text Block]

Note 9—Goodwill

Goodwill represents the excess of the consideration paid of an acquisition over the fair value of the net identifiable assets of the acquired subsidiaries at the date of acquisition. Goodwill is not amortized and is tested for impairment at least annually, more often when circumstances indicate impairment may have occurred. The following table summarizes the components of acquired goodwill balances as of:

	December 31, 2018	December 31, 2019	December 31, 2019
	RMB	RMB	USD
Goodwill from Shenzhen Kuxuanyou acquisition(a)	87,908,370	87,908,370	12,601,183
Goodwill from Shenzhen Yidian acquisition(b)	137,060,340	137,060,340	19,646,848
Goodwill from Shenzhen Yitian acquisition(c)	92,990,256	92,990,256	13,329,643
Goodwill from Skystar acquisition*(Note 4)	33,375,055	34,120,868	4,891,039
Goodwill	351,334,021	352,079,834	50,468,713

*	There was no change in carrying value of goodwill except for the foreign exchange translation difference from Skystar.

(a)	Beijing WiMi acquired Shenzhen Kuxuanyou in 2015 to acquire 100% of the capital stock of Shenzhen Kuxuanyou for an aggregate consideration of RMB 113.0 million (approximately USD 16.5 million). The excess fair value of consideration over the identifiable assets acquired of RMB 87,908,370 (USD 12,601,183) was allocated to goodwill.

(b)	Beijing WiMi acquired Shenzhen Yidian in 2015 to acquire 100% of the capital stock of Shenzhen Yidian for an aggregate consideration of RMB 168.0 million (approximately USD 24.5 million). The excess fair value of consideration over the identifiable assets acquired of RMB 137,060,340 (USD 19,646,848) was allocated to goodwill.

(c)	Beijing WiMi acquired Shenzhen Yitian in 2015 to acquire 100% of the capital stock of Shenzhen Yitian for an aggregate consideration of RMB 192.0 million (approximately USD 28.0 million). The excess fair value of consideration over the identifiable assets acquired of RMB 160,990,256 (USD 23,077,070) was allocated to goodwill. Impairment loss of RMB 68,000,000 (USD 9,747,427) was recognized for the year ended December 31, 2016.

The changes in the carrying amount of goodwill allocated to reportable segments as of December 31, 2018 and 2019 are as follows:

	AR advertising	AR
	services	entertainment	Total	Total
	RMB	RMB	RMB	USD
As of January 1, 2017	137,060,340	180,898,626	317,958,966	45,795,617
Add : Acquisition of Skystar	—	33,554,007	33,554,007	5,154,225
Translation difference	—	(1,489,503)	(1,489,503)	50,198
As of January 1, 2018	137,060,340	212,963,130	350,023,470	51,000,040
Translation difference	—	1,310,551	1,310,551	190,953
As of December 31, 2018	137,060,340	214,273,681	351,334,021	51,190,993
Translation difference	—	745,813	745,813	(722,280)
As of December 31, 2019	137,060,340	215,019,494	352,079,834	50,468,713